Stock-based compensation plans - Summary of Unexercised Stock Acquisition Rights (Detail)	12 Months Ended
	Mar. 31, 2026 shares ¥ / shares	Mar. 31, 2025 shares	Mar. 31, 2024 shares	Mar. 31, 2026 shares $ / shares	Mar. 31, 2023 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise term	exercisable up to 10 years from the date of grant.	exercisable up to 10 years from the date of grant.	exercisable up to 10 years from the date of grant.
Number of share options outstanding in share-based payment arrangement	65,014,900	81,169,300	97,809,500	65,014,900	98,457,500
Series 28th date of options Granted on November20, 2014 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	November 20, 2014
Exercise term	November 20, 2015 to November 19, 2024
Exercise price | ¥ / shares	¥ 483
Number of share options outstanding in share-based payment arrangement			417,500
Series 29th date of options Granted on November20, 2014 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	November 20, 2014
Exercise term	November 20, 2015 to November 19, 2024
Exercise price | $ / shares				$ 4.14
Number of share options outstanding in share-based payment arrangement			613,500
Series 30th date of options Granted on November19, 2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	November 19, 2015
Exercise term	November 19, 2016 to November 18, 2025
Exercise price | ¥ / shares	¥ 681
Number of share options outstanding in share-based payment arrangement		230,500	445,000
Series 31st date of options Granted on November19, 2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	November 19, 2015
Exercise term	November 19, 2016 to November 18, 2025
Exercise price | $ / shares				$ 4.68
Number of share options outstanding in share-based payment arrangement		337,000	656,500
Series 32nd date of options Granted on November22, 2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	November 22, 2016
Exercise term	November 22, 2017 to November 21, 2026
Exercise price | ¥ / shares	¥ 673
Number of share options outstanding in share-based payment arrangement	404,500	755,500	1,157,000	404,500
Series 33rd date of options Granted on November22, 2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	November 22, 2016
Exercise term	November 22, 2017 to November 21, 2026
Exercise price | $ / shares				$ 5.39
Number of share options outstanding in share-based payment arrangement	476,500	983,000	1,430,500	476,500
Series 34th date of options Granted on November21, 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	November 21, 2017
Exercise term	November 21, 2018 to November 20, 2027
Exercise price | ¥ / shares	¥ 1,047
Number of share options outstanding in share-based payment arrangement	629,000	944,500	1,401,000	629,000
Series 35th date of options Granted on November21, 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	November 21, 2017
Exercise term	November 21, 2018 to November 20, 2027
Exercise price | $ / shares				$ 8.32
Number of share options outstanding in share-based payment arrangement	1,005,000	1,486,500	2,528,500	1,005,000
Series 36th date of options Granted on February28, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	February 28, 2018
Exercise term	February 28, 2019 to February 27, 2028
Exercise price | ¥ / shares	¥ 1,089
Number of share options outstanding in share-based payment arrangement	3,000	4,500	7,500	3,000
Series 38th date of options Granted on November20, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	November 20, 2018
Exercise term	November 20, 2019 to November 19, 2028
Exercise price | ¥ / shares	¥ 1,288
Number of share options outstanding in share-based payment arrangement	1,681,000	2,308,500	2,983,500	1,681,000
Series 39th date of options Granted on November20, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	November 20, 2018
Exercise term	November 20, 2019 to November 19, 2028
Exercise price | $ / shares				$ 10.42
Number of share options outstanding in share-based payment arrangement	1,326,500	1,926,500	3,271,500	1,326,500
Series 40th date of options Granted on November20, 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	November 20, 2019
Exercise term	November 20, 2020 to November 19, 2029
Exercise price | ¥ / shares	¥ 1,341
Number of share options outstanding in share-based payment arrangement	1,706,000	2,799,000	4,373,000	1,706,000
Series 41st date of options Granted on November20, 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	November 20, 2019
Exercise term	November 20, 2020 to November 19, 2029
Exercise price | $ / shares				$ 11.37
Number of share options outstanding in share-based payment arrangement	2,356,000	2,736,000	4,582,000	2,356,000
Series 43rd date of options Granted on November18, 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	November 18, 2020
Exercise term	November 18, 2021 to November 17, 2030
Exercise price | ¥ / shares	¥ 1,848
Number of share options outstanding in share-based payment arrangement	4,247,000	6,386,000	8,270,000	4,247,000
Series 44th date of options Granted on November18, 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	November 18, 2020
Exercise term	November 18, 2021 to November 17, 2030
Exercise price | $ / shares				$ 16.67
Number of share options outstanding in share-based payment arrangement	4,117,500	5,641,000	8,573,000	4,117,500
Series 45th date of options Granted on November 18 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	November 18, 2021
Exercise term	November 18, 2022 to November 17, 2031
Exercise price | ¥ / shares	¥ 2,870
Number of share options outstanding in share-based payment arrangement	7,535,500	10,635,000	11,656,000	7,535,500
Series 46th date of options Granted on November 18 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	November 18, 2021
Exercise term	November 18, 2022 to November 17, 2031
Exercise price | $ / shares				$ 24.15
Number of share options outstanding in share-based payment arrangement	7,206,000	10,119,500	10,689,000	7,206,000
Series 47th date of options Granted on November 16 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	November 16, 2022
Exercise term	November 16, 2023 to November 15, 2032
Exercise price | ¥ / shares	¥ 2,278
Number of share options outstanding in share-based payment arrangement	8,823,000	10,686,500	12,006,000	8,823,000
Series 48th date of options Granted on November 16 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	November 16, 2022
Exercise term	November 16, 2023 to November 15, 2032
Exercise price | $ / shares				$ 14.75
Number of share options outstanding in share-based payment arrangement	6,079,500	7,836,500	10,620,000	6,079,500
Series 49th date of options Granted on November 27 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	November 27, 2023
Exercise term	November 27, 2024 to November 26, 2033
Exercise price | ¥ / shares	¥ 2,589
Number of share options outstanding in share-based payment arrangement	5,950,500	6,392,000	6,471,000	5,950,500
Series 50th date of options Granted on November 27 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	November 27, 2023
Exercise term	November 27, 2024 to November 26, 2033
Exercise price | $ / shares				$ 16.27
Number of share options outstanding in share-based payment arrangement	4,292,500	4,658,500	5,657,500	4,292,500
Series 51th Date Of Options Granted On November 25 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	November 25, 2024
Exercise term	November 25, 2025 to November 24, 2034
Exercise price | ¥ / shares	¥ 2,948
Number of share options outstanding in share-based payment arrangement	2,844,800	2,867,000		2,844,800
Series 52th Date Of Options Granted On November 25 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	November 25, 2024
Exercise term	November 25, 2025 to November 24, 2034
Exercise price | $ / shares				$ 18.1
Number of share options outstanding in share-based payment arrangement	1,362,100	1,435,800		1,362,100
Series 53th Date Of Options Granted On November 25 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	November 25, 2025
Exercise term	November 25, 2026 to November 24, 2035
Exercise price | ¥ / shares	¥ 4,512
Number of share options outstanding in share-based payment arrangement	2,030,700			2,030,700
Series 54th Date Of Options Granted On November 25 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	November 25, 2025
Exercise term	November 25, 2026 to November 24, 2035
Exercise price | $ / shares				$ 28.88
Number of share options outstanding in share-based payment arrangement	938,300			938,300